Severance and Retirement Plans - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Aggregated amount of assets transferred to the contribution plans			¥ 1,759
Amount of assets not transferred to the contribution plans	420	520
Fund reevaluation amount contributions period	5 years
Expected contributions to the plan for the next year	885
Accrued liability for retirement benefits	1,085	1,096
Subsidiaries [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans amount	472	249
Other current liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount of assets not transferred to the contribution plans	81	85
Accrued pension and severance costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount of assets not transferred to the contribution plans	339	435
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of contributions to total Fund	5.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets transition to contribution plans period, in years			8 years
Kanto IT Software Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Total plan asset		222,957	186,190
Accumulated pension benefit obligations		206,135	186,649
Accumulated benefit obligations in excess of total assets		16,822	459
Accumulated benefit obligations in excess of total assets, percentage		(8.20%)	(0.20%)
Contributions to multi-employer contributory plan	¥ 805	¥ 790	¥ 781